SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION: (Schedule of Supplementary Balance Sheets Information) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Account receivable - other
Institutions	$ 122	$ 99
Prepaid expenses	346	235
Other	3	96
Account receivable - other	471	430
Accounts payable and accruals - other
Accrued expenses	558	392
Payroll and related institutions	451	216
Bonus accrual	1,140	348
Other	20	12
Accounts payable and accruals - other	$ 2,169	$ 968